ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 6,608	$ 4,385
IVA receivables	12,564	8,062
Other receivables	1,654	689
Current portion of loan receivable	1,450	1,000
Accounts receivable	$ 22,276	$ 14,136